RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
General Administrative Expenses [Line Items]
General and administrative expenses	$ 84,238	$ 94,453
Series 15 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	16,661	18,807
Series 16 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	19,172	22,040
Series 17 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	16,854	18,755
Series 18 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	15,862	17,655
Series 19 [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 15,689	$ 17,196